Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 115,831	$ 40,886	$ 589,668
Accounts receivable	0	52,761	55,169
Inventory	468,004	457,646	196,553
Prepaid expenses and other current assets	317,581	315,222	432,082
Total current assets	901,416	866,515	1,273,472
Property and equipment, net	320,619	245,667	3,834
Operating lease right-of-use asset	9,744	62,113	49,432
Total assets	1,231,779	1,174,295	1,326,738
Current liabilities
Accounts payable and accrued expenses	989,768	1,023,563	941,309
Accounts payable - related party	0	27,029	124,370
Convertible loans payable, net of discounts	168,538	73,664	176,703
Due to officers	318,295	222,492	17,485
Derivative liability	288,389	184,025	354,160
Current portion of operating lease liability	9,744	62,113	39,148
Current portion of financing lease liability	38,317	14,327	0
Common stock subscriptions liability		0	377,350
Total current liabilities	1,813,051	1,607,213	2,030,525
Financing lease liability, net of current portion	103,988	48,946	0
Operating lease liability, net of current portion	0	0	10,283
Total Liabilities	1,917,039	1,656,159	2,040,808
Commitments and contingencies
Stockholders' deficit:
Preferred stock, par value $.001 per share; 500,000,000 shares authorized, 9,780,976 shares issued and outstanding at both September 30, 2023 and December 31, 2022	9,781	9,781	9,781
Common stock, par value $.001 per share; 1,000,000,000 shares authorized, 222,682,942 and 182,934,483 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	222,683	182,934	143,840
Common stock subscriptions; 26,211,000 and 0 shares as of September 30, 2023 and December 31, 2022, respectively	866,600	0	792,745
Additional paid in capital	24,978,426	23,678,396	20,777,401
Accumulated deficit	(26,733,103)	(24,337,973)	(22,395,393)
Accumulated other comprehensive income (loss)	(29,647)	(15,002)	(42,444)
Total shareholders' deficit	(685,260)	(481,864)	(714,070)
Total liabilities and stockholders' deficit	$ 1,231,779	$ 1,174,295	$ 1,326,738